RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

14   RELATED PARTY TRANSACTIONS

The following is a list of related parties which the Company has transactions with:

(1)	Mr. Han Shao Yun (“Mr. Han”), the founder, chairman of our board of directors and former chief executive officer of the Company.
(2)	Chuanbang, a company wholly owned by Mr. Han.
(3)	Xi'an Beilin District Bolton vocational skill training school (“Bolton School”), a company controlled by Mr. Han’s brother-in-law.
(4)	Ningxia Tarena Technology Co., Ltd (“Ningxia Company”), a company wholly owned by Ms.Han Liping, a sister of Mr. Han.
(5)	Ms. Han Lijuan, a sister of Mr. Han.
(6)

Connion Capital Limited is a company ultimately owned by our chairman, Mr. Han through a trust. In 2018, the Company wired funds to and shortly received same funds back from Connion Capital Limited in five separate occasions with each no more than US$1 million in order for the Company to maintain the requisite minimum level of activity in its bank account. No amount was due from Connion Captal Limited as of December 31, 2018.

The Company had the following balances and transactions with related parties:

Related party balances

		As of December 31,
		2017	2018
		RMB	RMB
Amounts due from a related party
Chuanbang	(i)	6,942	9,938

Amounts due from a related party - non-current
Ms. Han Lijuan	(ii)	6,500	6,500

Notes:

(i)	The balance resulted from the service fee to Chuanbang for providing cash collection service.
(ii)

The balance represented a long-term loan to Ms. Han Lijuan and upon the Company’s request to avoid any risk of possible violation of Sarbanes-Oxley Act, all of the balance was repaid to the Company on April 2, 2020.

Related party transactions

The significant related party transactions for the years ended December 31, 2016, 2017 and 2018 are summarized as follows:

		Year Ended December 31,
		2016	2017	2018
		RMB	RMB	RMB
Cash collection service expense to Chuanbang	(a)	6,445	3,230	3,489
Franchise and training service income from Bolton School		902	1,114	529
Franchise, training and consulting service income from Ningxia Company		—	520	493
Training service expense to Bolton School		102	1,064	798
Interest income from Loan to Ms. Han Lijuan		81	325	325
Loan to Ms. Han Lijuan		6,500	—	—

Notes:

(a)

Pursuant to an agreement between Chuanbang and the Company, beginning August 2013, Chuanbang provides cash collection service on the Company’s accounts receivable. The fee for the service is calculated based on 2%~20% of the amount collected.